Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	13,077,089
Proposed Maximum Offering Price per Unit	0.3998
Maximum Aggregate Offering Price	$ 5,228,220.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 722.02
Offering Note	Note 1 - Amount Registered: The registration statement registers the resale by the selling stockholders named therein of an aggregate of 13,077,089 shares of common stock of AIM ImmunoTech Inc., par value $0.001 per share (the "Common Stock"), consisting of: (i) 771,503 shares of Common Stock, (ii) 1,782,616 shares of Common Stock issuable upon the exercise of Pre-Funded Warrants, (iii) 10,216,476 shares of Common Stock issuable upon the exercise of Class J Warrants, and (iv) 306,494 shares of Common Stock issuable upon the exercise of placement agent warrants issued to Ladenburg Thalmann & Co., Inc. (the "Placement Agent") in a concurrent private placement on June 10, 2026. Note 2 - Amount Registered: Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends, or similar transactions. Note 3 - Proposed Maximum Offering Price Per Unit: Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for purposes of calculating the registration fee and based on the average of the high and low sales price per share of Common Stock as reported on the NYSE American on June 12, 2026, which date is within five business days prior to filing this Registration Statement.